DEBT (Tables)	6 Months Ended	12 Months Ended
	Oct. 31, 2022	Apr. 30, 2022
DEBT
Schedule of Notes Payable
	October 31, 2022	April 30, 2022
Notes Payable:
Aug 28, 2015. No stated interest and principal payable on demand.	$2,300	$2,300
Nov.18, 2015. Interest at 8% and principal payable on demand. In Default	100,000	100,000
Jun. 6, 2016. Interest at 4% and principal payable on demand.	10,000	10,000
Aug. 4, 2016. Interest at 8% and principal payable on demand. In Default	35,000	35,000
Sep. 27, 2016. Interest at 4% and principal payable on demand.	30,000	30,000
Sep. 29, 2016. Interest at 4% and principal payable on demand.	5,000	5,000
Sep. 29, 2016. Interest at 4% and principal payable on demand.	30,000	30,000
Oct. 3, 2016. Interest at 4% and principal payable on demand.	20,000	20,000
Sep. 25, 2019. Interest at 8% and principal and interest due Mar. 25, 2020 In Default with interest recorded at 22% default rate	70,000	70,000
Apr. 9, 2020.Interest at 8% and principal due Oct. 9, 2020 In Default with interest recorded at 24% default rate	5,000	5,000
Jul. 31, 2021. Interest at 10% and principal and interest due Jul. 31, 2022. In Default	45,000	50,000
Jul. 15, 2022. Interest at 10% and principal and interest due Jul. 15, 2023	200,000	-
Sep. 1, 2022. Interest at 10% and principal and interest due Dec. 1, 2022	30,000	-

Less: Debt Discount	(51,099)	-

Total Notes Payable	$531,201	$357,300

	April 30, 2022	April 30, 2021
Notes Payable:
Aug 28, 2015. No stated interest and principal payable on demand.	$2,300	$2,300
Nov.18, 2015. Interest at 8% and principal payable on demand. In Default	100,000	100,000
Jun. 6, 2016. Interest at 4% and principal payable on demand.	10,000	10,000
Aug. 4, 2016. Interest at 8% and principal payable on demand. In Default	35,000	35,000
Sep. 27, 2016. Interest at 4% and principal payable on demand.	30,000	30,000
Sep. 29, 2016. Interest at 4% and principal payable on demand.	5,000	5,000
Sep. 29, 2016. Interest at 4% and principal payable on demand.	30,000	30,000
Oct. 3, 2016. Interest at 4% and principal payable on demand.	20,000	20,000
Sep. 25, 2019. Interest at 8% and principal and interest due Mar. 25, 2020 In Default with interest recorded at 22% default rate	70,000	70,000
Apr. 9, 2020.Interest at 8% and principal due Oct. 9, 2020 In Default with interest recorded at 24% default rate	5,000	30,000
Jul. 31, 2021. Interest at 10% and principal and interest due Sep. 30, 2022	50,000	-
Total Notes Payable	$357,300	$332,300

Schedule of Related Party Notes Payable
	October 31, 2022	April 30, 2022
Notes Payable, Related Party:
Mar. 5, 2020. Interest at 10% and principal due September 30, 2022	$25,000	$25,000
Aug. 12, 2020. Interest at 10% and principal due September 30, 2022	30,000	30,000
Total Notes Payable – Related Party	$55,000	$55,000

	April 30, 2022	April 30, 2021
Notes Payable, Related Party:
Mar. 5, 2020. Interest at 10% and principal due September 30, 2022	$25,000	$25,000
Aug. 12, 2020. Interest at 10% and principal due September 30, 2022	30,000	30,000
Total Notes Payable – Related Party	$55,000	$55,000

Schedule of Convertible Unsecured Promissory Notes
	October 31, 2022	April 30, 2022
Convertible Unsecured Promissory Notes:
April 14, 2016 - Interest at 5% - principal and interest due 12 months from suance date. In Default	$32,500	$37,500

May 2, 2019 - Interest at 10% - principal and interest due August 2, 2020.	-	6,000

May 8, 2019 - Interest at 12% - principal and interest due February 8, 2020. In Default with interest recorded at default rate of 24%	138,483	138,483

January 4, 2022, Interest at 8% - principal and interest due January 4, 2023	-	55,000

June 29, 2022, Interest at 8% - principal and interest due June 29, 2023	55,000	-

July 13, 2022, Interest at 10% - principal and interest due January 13, 2023	100,000	-

July 15, 2022, Interest at 8% - principal and interest due July 15, 2023	53,000	-

Plus: put premium	158,153	34,175

Less: debt discount	(40,287)	(2,046)

Total Convertible Unsecured Notes Payable, net of debt discount and put premium	$496,849	$269,112
Date of Note Satisfaction	Payment Amount
0 to 45 days after the Issue Date	125% of principal amount plus accrued interest

	April 30, 2022	April 30, 2021
Convertible Unsecured Promissory Notes:
April 14, 2016 - Interest at 5% - principal and interest due 12 months from issuance date. In Default	$37,500	$50,000

May 2, 2019 - Interest at 10% - principal and interest due August 2, 2020.	6,000	12,170

May 8, 2019 - Interest at 12% - principal and interest due February 8, 2020. In Default with interest recorded at default rate of 24%	138,483	138,483

February 3, 2021, Interest at 10% - principal and interest due February 3, 2022	-	55,000

March 17, 2021, Interest at 10% - principal and interest due March 17, 2022	-	41,000

January 4, 2022, Interest at 8% - principal and interest due January 4, 2023	55,000	-

Plus: put premium	34,175	60,942

Less: debt discount	(2,046)	(6,000)

Total Convertible Unsecured Notes Payable, net of debt discount and put premium	$269,112	$351,595

Schedule of convertible Secured Notes Payable
	October 31, 2022	April 30, 2022
Convertible Secured Promissory Notes:

May 17, 2018 – Principal and interest at 8% due May 17, 2019. IN DEFAULT with interest recorded at default rate of 18%.	$16,802	$16,802

November 24, 2021 – Principal and interest at 12% due November 24, 2022.	-	315,000

April 18, 2022 – Principal and Interest at 12% due April 18, 2023	560,000	560,000

May 23, 2022 – Principal and Interest at 12% due May 23, 2023	560,000	-

Sep. 1, 2022 – Principal and Interest at 12% due Sep.1, 2023	55,000	-

Plus: put premium	11,201	11,201

Less: debt discount	(415,616)	(473,618)

Total Convertible Secured Notes Payable	$787,387	$429,385

	April 30, 2022	April 30, 2021
Convertible Secured Note Payable:

May 17, 2018 – Principal and interest at 8% due May 17, 2019. IN DEFAULT with interest recorded at default rate of 18%.	$16,802	$80,000

November 24, 2021 – Principal and interest at 12% due November 24, 2022.	315,000	-

April 18, 2022 – Principal and Interest at 12% due April 18, 2023	560,000	-

Plus: put premium	11,201	53,333

Less: debt discount	(473,618)	-

Total Convertible Secured Notes Payable	$429,385	$133,333